UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio
6/30/15 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.6%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.7%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	$1,750,000	$1,885,538

Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6 1/2s, 10/1/53	BBB-	1,000,000	1,150,510

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	3,500,000	4,018,595

			7,054,643
Arizona (1.8%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29(F)	D/P	2,850,000	8,519

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	A3	2,000,000	2,191,140

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	3,500,000	3,870,475

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	3,300,000	3,789,390

Mesa, St. & Hwy. Rev. Bonds
5s, 7/1/22	AA	2,000,000	2,332,620
5s, 7/1/21	AA	1,500,000	1,738,920

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 5s, 7/1/44	BB+	1,200,000	1,219,968

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	A-	1,750,000	2,077,583

			17,228,615
California (12.2%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/42	BBB+/F	1,300,000	1,395,745

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. K, 4 3/4s, 8/1/36	A	5,750,000	5,769,838

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37 (Prerefunded 2/1/17)	A-	2,600,000	2,726,984

CA Muni. Fin. Auth. Rev. Bonds (Biola U.), 5 7/8s, 10/1/34	Baa1	1,500,000	1,635,930

CA State G.O. Bonds
6 1/2s, 4/1/33	Aa3	5,000,000	5,937,000
5 3/4s, 4/1/31	Aa3	15,000,000	17,289,750
5 1/2s, 3/1/40	Aa3	10,300,000	11,903,710
FGIC, NATL, 5s, 6/1/26	Aa3	5,000,000	5,377,950

CA State Dept. of Wtr. Resources Rev. Bonds (Central Valley)
5s, 12/1/29	AAA	175,000	193,069
U.S. Govt. Coll., 5s, 12/1/29 (Prerefunded 6/1/18)	AA+	4,825,000	5,386,099

CA State Edl. Fac. Auth. Rev. Bonds
(U. of the Pacific), 5s, 11/1/36	A2	1,865,000	1,894,672
(U. of the Pacific), U.S. Govt. Coll., 5s, 11/1/36 (Prerefunded 11/1/15)	AAA/P	135,000	137,086
(U. of La Verne), Ser. A, 5s, 6/1/35	Baa1	2,000,000	2,003,340
(Pacific U.), Ser. A, 5s, 11/1/30	A2	750,000	816,795

CA State Infrastructure & Econ. Dev. Bank Rev. Bonds (Science Ctr. Phase II), Ser. B, FGIC, NATL, 5s, 5/1/23	AA-	640,000	662,336

CA State Poll. Control Fin. Auth. Rev. Bonds (Wtr. Furnishing), 5s, 11/21/45	Baa3	3,000,000	3,123,720

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A1	2,000,000	2,378,960
Ser. A-1, 6s, 3/1/35	A1	3,100,000	3,640,671
(Capital Projects), Ser. A, 5s, 4/1/29	A1	3,605,000	4,053,318

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5 1/4s, 11/1/44	BB/P	655,000	655,904
AGM, 5s, 11/15/44	AA	1,500,000	1,645,530

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 5s, 9/1/35	A-	585,000	633,795

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. B, 5s, 5/15/33	AA-	1,000,000	1,113,860
5s, 5/15/30	AA	2,000,000	2,237,980

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds, Ser. D, 5s, 7/1/44	Aa3	1,500,000	1,660,005

Los Angeles, Unified School Dist. G.O. Bonds, Ser. I, 5s, 7/1/26	Aa2	5,000,000	5,678,800

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	2,250,000	2,963,228

Port of Oakland, Rev. Bonds (Sr. Lien), Ser. P, 5s, 5/1/33	A+	1,240,000	1,354,266

Riverside Cnty., Asset Leasing Corp. Rev. Bonds (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	AA-	4,000,000	2,795,760

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/22	AA-	7,500,000	5,869,050

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox)
5s, 3/1/27	A	500,000	567,575
5s, 3/1/25	A	1,000,000	1,141,950

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/26	Aa3	9,560,000	5,639,062

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A, 6 1/4s, 10/1/40	A	1,375,000	1,631,548

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	AA-	4,000,000	4,305,560

			116,220,846
Colorado (1.8%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran Good Samaritan Society), 5 1/2s, 6/1/33	Baa1	650,000	721,520
(Valley View Assn.), 5 1/4s, 5/15/42	A-	1,500,000	1,576,080
(Evangelical Lutheran), 5 1/4s, 6/1/22	Baa1	1,000,000	1,034,220
(Covenant Retirement Cmntys.), Ser. A, 5s, 12/1/35	BBB+/F	1,000,000	1,059,240
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB+/F	1,650,000	1,733,177
(Evangelical Lutheran), 5s, 6/1/16	Baa1	210,000	213,530

Denver City & Cnty., Arpt. Rev. Bonds (Sub. Syst.), Ser. A, 5 1/2s, 11/15/31	A2	1,925,000	2,176,501

E-470 CO Pub. Hwy. Auth. Rev. Bonds
Ser. C1, NATL, 5 1/2s, 9/1/24	AA-	1,750,000	1,764,403
Ser. A, NATL, zero %, 9/1/34	AA-	13,000,000	5,842,200

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6s, 1/15/41	Baa3	750,000	846,390

			16,967,261
Connecticut (0.2%)

CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser. V-2, 0.01s, 7/1/36	VMIG1	2,075,000	2,075,000

			2,075,000
Delaware (0.9%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	Baa1	1,700,000	1,896,435
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	4,200,000	4,548,474

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.02s, 10/1/38	VMIG1	2,240,000	2,240,000

			8,684,909
District of Columbia (1.8%)

DC G.O. Bonds, Ser. C, 5s, 6/1/38	Aa1	2,000,000	2,245,600

DC Rev. Bonds
(Howard U.), Ser. A, 6 1/2s, 10/1/41	BBB	5,000,000	5,295,450
(Kipp Charter School), 6s, 7/1/33	BBB+	950,000	1,092,795

DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5s, 2/1/25	AA-	1,035,000	1,057,667

DC U. Rev. Bonds (Gallaudet U.)
5 1/2s, 4/1/41	A+	2,000,000	2,209,420
5 1/2s, 4/1/34	A+	1,000,000	1,125,740

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Metrorail), Ser. A, zero %, 10/1/37	Baa1	11,000,000	3,684,340

			16,711,012
Florida (6.2%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), U.S. Govt. Coll., 7s, 4/1/39 (Prerefunded 4/1/19)	A3	4,000,000	4,835,240

Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC, 5s, 10/1/26	A1	2,500,000	2,629,175

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4 1/4s, 5/1/34	A-	890,000	894,228

FL Hsg. Fin. Corp. Rev. Bonds
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 3/4s, 1/1/37	Aa1	100,000	101,780
(Homeowner Mtge.), Ser. 2, GNMA Coll, FNMA Coll, FHLMC Coll., 4.95s, 7/1/37	Aa1	845,000	847,079

FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 10/1/31	A2	3,300,000	3,623,895

Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, NATL, 7.65s, 7/1/16	AA-	10,000,000	10,664,300

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.), 5s, 11/15/40	A2	3,250,000	3,459,690

Lee Cnty., Rev. Bonds, U.S. Govt. Coll., 5s, 10/1/25 (Prerefunded 10/1/16)	Aa2	5,500,000	5,813,005

Miami-Dade Cnty., Rev. Bonds (Tran. Syst. Sales Surtax), 5s, 7/1/42	AA	3,000,000	3,259,320

Miami-Dade Cnty., Aviation Rev. Bonds
Ser. B, 5s, 10/1/41	A2	5,000,000	5,299,250
Ser. A, 5s, 10/1/38(FWC)	A	1,750,000	1,884,978
5s, 10/1/28	A2	500,000	560,825

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/44	A3	1,000,000	1,076,420

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5s, 8/1/34	A-/F	1,800,000	1,938,582

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	5,000,000	5,469,150

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	Aa3	2,000,000	2,108,040

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5s, 3/1/30	BBB+	480,000	518,400

Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.2s, 10/1/22	AA-	3,405,000	3,839,444

			58,822,801
Georgia (2.8%)

Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	Aa3	2,000,000	2,199,340

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds, 5s, 1/1/31	A1	3,075,000	3,451,903

Atlanta, Wtr. & Waste Wtr. Rev. Bonds
Ser. A, 6 1/4s, 11/1/39 (Prerefunded 11/1/19)	Aa3	4,500,000	5,434,695
5s, 11/1/40	Aa3	2,250,000	2,510,483

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Escrowed to maturity)	AA+	475,000	518,444

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	2,250,000	2,441,520

GA State Private College & U. Auth. Rev. Bonds (Emory U.)
Ser. A, 5s, 10/1/43	Aa2	2,400,000	2,655,528
Ser. B, 5s, 9/1/29	Aa2	2,250,000	2,545,470

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Care), Ser. S, 5 1/2s, 8/15/54	AA-	1,825,000	2,044,621

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	A-	370,000	425,278

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	2,450,000	2,582,398

			26,809,680
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5s, 10/1/34	BBB	200,000	214,506
AGM, 5s, 10/1/30	AA	500,000	569,010

			783,516
Illinois (5.4%)

Chicago, G.O. Bonds
Ser. B-2, 5 1/2s, 1/1/37	BBB+	6,000,000	5,888,760
Ser. A, 5s, 1/1/34	BBB+	1,200,000	1,141,596

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5 1/4s, 12/1/35	BBB	3,500,000	3,287,200

Chicago, Motor Fuel Tax Rev. Bonds, AGM
5s, 1/1/33	AA+	1,000,000	1,043,540
5s, 1/1/30	AA+	200,000	211,030

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	1,650,000	1,861,035
Ser. F, 5s, 1/1/40	A2	3,700,000	3,900,244

Chicago, Waste Wtr. Transmission Rev. Bonds
5s, 1/1/44	A-	3,000,000	3,047,670
(2nd Lien), 5s, 1/1/39	A-	2,720,000	2,801,491

Chicago, Wtr. Wks Rev. Bonds, AGM, 5s, 11/1/25	AA	4,750,000	5,122,685

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, U.S. Govt. Coll., 7 1/4s, 11/1/38 (Prerefunded 11/1/18)	Aaa	2,520,000	3,011,879
(Silver Cross Hosp. & Med. Ctr.), U.S. Govt. Coll., 7s, 8/15/44 (Prerefunded 8/15/19)	AAA/P	5,500,000	6,727,875
(IL Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6 5/8s, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,075,000	1,287,151
(Roosevelt U.), 6 1/2s, 4/1/39	Baa3	1,000,000	1,065,160
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	1,000,000	1,074,870
(Newman Foundation), Radian Insd., 5s, 2/1/32	AA	3,000,000	3,039,180

IL State G.O. Bonds, 5s, 8/1/21	A3	2,250,000	2,444,580

IL State Sports Fac. Auth. Rev. Bonds, AGM, 5 1/4s, 6/15/32	AA	1,000,000	1,075,260

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM, U.S. Govt. Coll., 5s, 1/1/22 (Prerefunded 7/1/16)	AA	1,000,000	1,045,430

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,492,689

			51,569,325
Indiana (2.3%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	A3	6,150,000	7,172,991

IN State Fin. Auth. VRDN, Ser. A-3, 0.02s, 2/1/37	VMIG1	2,845,000	2,845,000

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B, 5s, 2/1/27	BBB+	935,000	1,051,071

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa1	4,500,000	4,767,660

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa1	2,500,000	2,717,550
NATL, 5.6s, 11/1/16	AA-	2,750,000	2,916,100

			21,470,372
Iowa (0.3%)

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Care Initiatives), Ser. A, 5 1/2s, 7/1/21	BB+	2,500,000	2,570,875

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	750,000	644,573

			3,215,448
Kansas (0.3%)

KS State Dev. Fin. Auth. Rev. Bonds (Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	2,900,000	3,052,917

			3,052,917
Kentucky (1.0%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	1,400,000	1,602,146

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	855,000	924,768

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	4,169,720

Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5s, 7/1/31	A+	415,000	461,289
5s, 7/1/30	A+	1,000,000	1,114,790

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6 1/4s, 6/1/39	A	1,000,000	1,139,790

			9,412,503
Louisiana (0.4%)

LA Pub. Fac. Auth. Rev. Bonds (Entergy LA LLC), 5s, 6/1/30	A2	2,500,000	2,543,850

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5s, 5/15/23	A	1,200,000	1,370,472

			3,914,322
Maryland (0.6%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	1,100,000	1,279,663

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Peninsula Regl. Med. Ctr.), 5s, 7/1/39	A2	2,750,000	2,958,010

MD State Hlth. & Higher Edl. Facs. Auth. Rev. Bonds (Meritus Med. Ctr.), 5s, 7/1/40	BBB	1,250,000	1,325,588

			5,563,261
Massachusetts (5.1%)

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A+	6,750,000	7,383,825

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	920,000	1,067,559
(Berklee College of Music), 5 1/4s, 10/1/41	A2	5,500,000	6,185,465
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	3,300,000	3,513,114
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	2,116,540

MA State Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.7s, 1/1/31	AA	2,845,000	3,077,892

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	B+	2,950,000	2,959,765
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Baa2	4,000,000	4,485,440
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,550,000	2,767,490
(Springfield College), 5 1/2s, 10/15/31	Baa1	600,000	652,944
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB+	450,000	450,189
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	AA	3,305,000	3,435,052
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	4,100,000	4,617,133

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.1s, 12/1/30	Aa3	1,480,000	1,543,359

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
5 1/4s, 7/1/36	A1	2,000,000	2,232,120
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	2,000,000	2,256,580

			48,744,467
Michigan (2.8%)

Detroit, G.O. Bonds, AMBAC, 5 1/4s, 4/1/24	BB/P	77,500	76,165

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA	4,040,000	4,364,129

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 3/8s, 7/1/35	Ba1	1,250,000	1,420,250

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5 1/4s, 11/1/30	A2	3,000,000	3,371,340

MI State Fin. Auth. Rev. Bonds
Ser. G-5A, AMBAC, 5 1/4s, 4/1/24	A-	422,500	423,501
Ser. H-1, 5s, 10/1/39	AA-	5,250,000	5,732,318
(Detroit Wtr. & Swr.), Ser. C-6, 5s, 7/1/33	BBB+	270,000	284,785

MI State Fin. Auth. Rev. Notes (Detroit School Dist. Student Aid ), Ser. E, 2.85s, 8/20/15	SP-1	1,000,000	1,001,690

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39 (Prerefunded 6/1/19)	AA+	2,500,000	2,953,350
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A3	4,410,000	4,567,834

Oakland U. Rev. Bonds, 5s, 3/1/39	A1	2,000,000	2,186,280

			26,381,642
Minnesota (1.3%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.)
6 1/4s, 7/1/38 (Prerefunded 7/1/18)	AAA/P	1,035,000	1,191,813
6 1/4s, 7/1/38 (Prerefunded 7/1/18)	AAA/P	565,000	650,603

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.02s, 11/15/35	VMIG1	1,800,000	1,800,000

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB+	2,000,000	2,088,820

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), U.S. Govt. Coll., 5 1/4s, 5/15/36) (Prerefunded 11/15/16)	Aaa	2,155,000	2,289,429

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), U.S. Govt. Coll., 6s, 11/15/35 (Prerefunded 11/15/15)	BBB-	1,250,000	1,276,138

St. Paul, Port Auth. Solid Waste Disp. Rev. Bonds (Gerdau St. Paul Steel Mill), Ser. 7, 4 1/2s, 10/1/37	Baa3	3,500,000	3,347,995

			12,644,798
Mississippi (0.7%)

Jackson Cnty., Port Fac. VRDN (Chevron USA, Inc.), 0.01s, 6/1/23	P-1	4,490,000	4,490,000

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	2,515,000	2,531,096

			7,021,096
Missouri (1.1%)

MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds (Independence, Elec. Syst. Dogwood), Ser. A, 5s, 6/1/37	A	2,000,000	2,149,480

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,250,000	2,478,488
(Still U. Hlth. Sciences), 5 1/4s, 10/1/31	A-	1,000,000	1,113,220

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. D, 0.03s, 9/1/30	VMIG1	4,300,000	4,300,000

			10,041,188
Nebraska (0.1%)

NE Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5s, 1/1/38	A1	750,000	820,688

			820,688
Nevada (0.6%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5s, 7/1/33	A1	1,300,000	1,442,883

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5s, 8/1/20	BBB-	885,000	950,455

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.05s, 6/1/42	VMIG1	3,640,000	3,640,000

			6,033,338
New Hampshire (0.2%)

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6 1/8s, 10/1/39	Baa1	2,000,000	2,230,760

			2,230,760
New Jersey (4.1%)

NJ State Econ. Dev. Auth. Rev. Bonds
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	3,840,000	4,284,096
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	A3	5,500,000	5,663,350

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. B, 5.6s, 11/1/34	A1	2,000,000	2,212,700
Ser. D, 4 7/8s, 11/1/29	A1	1,100,000	1,165,109

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	2,250,000	2,446,043

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	Baa3	3,000,000	3,327,420
(Holy Name Hosp.), 5s, 7/1/36	Baa2	2,500,000	2,554,600

NJ State Tpk. Auth. Rev. Bonds, Ser. E, 5 1/4s, 1/1/40	A+	3,000,000	3,287,460

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.)
Ser. A, 6s, 6/15/35	A3	3,000,000	3,463,470
Ser. C, AMBAC, zero %, 12/15/24	A3	8,760,000	5,802,799

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	4,750,000	5,073,998

			39,281,045
New Mexico (1.0%)

Farmington, Poll. Control Rev. Bonds
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa2	2,110,000	2,152,137
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	A2	4,500,000	4,940,685

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5s, 5/15/32	BBB-	2,155,000	2,224,283

			9,317,105
New York (7.0%)

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5 3/4s, 2/15/47	A2	3,000,000	3,401,310

Metro. Trans. Auth. Rev. Bonds, Ser. D
5s, 11/15/36	AA-	2,500,000	2,772,125
5s, 11/15/29	AA-	3,000,000	3,418,920

Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A, 5 1/2s, 11/15/39	AA	2,000,000	2,261,720

NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/23	Ba1	300,000	312,348

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB	200,000	200,962

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds, Ser. DD, 5s, 6/15/35	AA+	2,000,000	2,253,120

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-1, 5s, 7/15/40	Aa2	5,000,000	5,560,200

NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	Aa2	10,900,000	12,782,757
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa2	7,900,000	8,442,098
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	Aa2	15,000,000	16,924,500

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Brooklyn Law School), Ser. A, 5s, 7/1/23 (Prerefunded 7/1/22)	Baa1	1,000,000	1,201,190

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	500,000	574,665
Ser. E, 5s, 2/15/44	AAA	3,500,000	3,888,885

Onondaga, Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.), 5 1/8s, 7/1/31	Ba2	1,385,000	1,487,241

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	1,530,000	1,530,214

			67,012,255
North Carolina (1.4%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, 6 3/4s, 1/1/24	A-	1,250,000	1,464,175
AMBAC, 6s, 1/1/18	Baa1	7,000,000	7,809,550

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	2,345,000	2,543,926

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. A, 5s, 1/1/30	A2	1,200,000	1,328,760

			13,146,411
Ohio (3.9%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5 3/4s, 6/1/34	B-	8,600,000	6,667,236

Franklin Cnty., Hlth. Care Fac. Rev. Bonds
(OPRS Cmnty. Oblig. Group), Ser. A, 6 1/8s, 7/1/40	BBB-	1,000,000	1,097,110
(OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6s, 7/1/35	BBB-	1,875,000	2,057,288

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 5s, 1/1/32	BBB	1,000,000	1,048,960

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro. Swr. Dist.), Ser. A, NATL, U.S. Govt. Coll., 5s, 12/1/28 (Prerefunded 12/1/16)	AA+	6,130,000	6,507,976

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2, AGM, 5s, 4/1/24	AA	5,000,000	5,460,100

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., 5s, 11/1/28	Aaa	955,000	1,007,831

OH State Higher Edl. Fac. Mandatory Put Bonds (7/1/15) (Kenyon College), U.S. Govt. Coll., 4.95s, 7/1/37 (Prerefunded (7/1/15))	A+	5,300,000	5,300,000

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5s, 12/31/35	AA	1,750,000	1,885,398

OH State Tpk. Comm. Rev. Bonds (Infrastructure), Ser. A-1, 5 1/4s, 2/15/33	A1	1,775,000	2,009,975

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5 3/4s, 12/1/32	BB/F	1,350,000	1,443,785
(Memorial Hlth. Syst. Oblig. Group), 5 1/2s, 12/1/43	BB/F	145,000	151,041

Youngstown State U. Rev. Bonds, 5s, 12/15/25	A2	2,000,000	2,241,600

			36,878,300
Oklahoma (0.9%)

OK State Tpk. Auth. VRDN, Ser. F, 0.02s, 1/1/28	VMIG1	8,890,000	8,890,000

			8,890,000
Oregon (0.3%)

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	AA-	2,000,000	2,313,400

			2,313,400
Pennsylvania (4.4%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (UPMC Hlth.), Ser. B, NATL, 6s, 7/1/24	Aa3	2,210,000	2,758,456

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian Homes Oblig.), Ser. A
5 1/4s, 1/1/19	BBB+/F	1,465,000	1,575,842
5.15s, 1/1/18	BBB+/F	665,000	702,114

Delaware River Port Auth. PA & NJ Rev. Bonds, 5s, 1/1/30	A	6,860,000	7,738,629

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 5s, 7/1/29	Baa3	500,000	544,120

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27	A2	5,500,000	5,979,160

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB-	1,275,000	1,373,277

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	3,250,000	3,458,325

PA State Higher Edl. Fac. Auth. Rev. Bonds (U. of Sciences Philadelphia), 5s, 11/1/42	A3	1,500,000	1,610,025

PA State Pub. School Bldg. Auth. Rev. Bonds (School Dist. Philadelphia)
5s, 4/1/24	A1	1,000,000	1,110,810
5s, 4/1/23	A1	1,000,000	1,115,950

PA State Tpk. Comm. Rev. Bonds, Ser. A
5s, 12/1/44	A1	5,245,000	5,669,583
5s, 12/1/38	A1	2,250,000	2,457,990

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 8/1/15 (In default)(NON)	D/P	5,167,643	517

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA	3,000,000	3,236,220

Pittsburgh, G.O. Bonds, Ser. B, 5s, 9/1/25	A1	2,500,000	2,875,150

			42,206,168
Puerto Rico (0.5%)

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/31	Caa3	1,895,000	1,141,738

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 3/8s, 8/1/39	CCC-	2,405,000	1,328,763
Ser. C, 5 1/4s, 8/1/41	CCC-	2,450,000	1,353,625
Ser. C, 5s, 8/1/40	Caa3	2,300,000	1,408,911

			5,233,037
Rhode Island (0.1%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5s, 6/1/50	BBB+/F	1,250,000	1,243,800

			1,243,800
South Carolina (1.9%)

Berkeley Cnty., School Dist. Rev. Bonds (Installment Lease Securing Assets for Ed.), U.S. Govt. Coll., 5 1/8s, 12/1/30 (Prerefunded 12/1/16)	Aa3	5,000,000	5,317,000

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5 3/4s, 12/1/43	AA-	6,000,000	6,999,000
Ser. A, 5 1/2s, 12/1/54	AA-	2,000,000	2,202,300
Ser. E, 5s, 12/1/48	AA-	2,500,000	2,684,200
Ser. A, 5s, 12/1/25	AA-	750,000	893,250

			18,095,750
Tennessee (0.5%)

TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A, 5 1/4s, 9/1/20	A3	4,000,000	4,528,600

			4,528,600
Texas (14.7%)

Aldine, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/25	Aaa	2,000,000	2,127,960

Angleton, Indpt. School Dist. G.O. Bonds, PSFG
5s, 2/15/30	Aaa	3,685,000	3,894,603
5s, 2/15/30 (Prerefunded 2/15/17)	Aaa	410,000	439,102

Beaumont, Indpt. School Dist. G.O. Bonds (School Bldg.), AGO, 5 1/8s, 2/15/30	AA	2,550,000	2,687,522

Brazos River Harbor Naval Dist. Env. Rev. Bonds (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	1,100,000	1,220,296

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical Co.), 5.9s, 5/1/38	BBB	3,450,000	3,738,834

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 1/1/33	Baa2	650,000	707,025

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	9,500,000	10,096,790

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5 1/4s, 11/1/30	A+	5,000,000	5,588,300

Grand Parkway Trans. Corp. Rev. Bonds (Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+	1,800,000	1,938,222

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of the Greater Houston Area), Ser. A, 5s, 6/1/28	Baa3	1,300,000	1,407,432

Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 7/1/25	A	3,500,000	3,933,965

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A, 5s, 2/15/32	BBB	1,250,000	1,362,038

Houston, Util. Syst. Rev. Bonds, Ser. A, 5s, 11/15/33	AA	6,500,000	7,376,330

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A, 6 3/8s, 8/15/44 (Prerefunded 8/15/19)	BBB	1,700,000	2,029,715

Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, AGM, 5s, 10/1/16	AA	750,000	758,003

Leander, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, zero %, 8/15/19 (Prerefunded 8/15/17)	AAA	5,000,000	4,385,700

Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5s, 5/15/40	A	750,000	820,163

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa1	2,250,000	2,388,645

Montgomery Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/21 (Prerefunded 3/1/16)	Aa1	1,750,000	1,803,935

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5 1/2s, 1/1/43	BB-/P	750,000	754,395
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5s, 4/1/29	Baa3	1,085,000	1,163,446

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6 1/2s, 1/1/43	A2	9,700,000	11,743,693
(1st Tier), Ser. A, 6s, 1/1/25	A2	640,000	710,688
(1st Tier), Ser. A, FNMA Coll., U.S. Govt. Coll., 6s, 1/1/25 (Prerefunded 1/1/18)	AAA/P	4,560,000	5,111,258
(Toll 2nd Tier), Ser. F, FNMA Coll. 5 3/4s, 1/1/38 (Prerefunded 1/1/18)	A3	2,750,000	3,065,618
Ser. A, 5 5/8s, 1/1/33	A2	3,000,000	3,284,670
Ser. A, NATL, 5 1/8s, 1/1/28	AA-	5,000,000	5,420,250
Ser. D, AGO, zero %, 1/1/28	AA	11,620,000	7,130,148

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. C, 6 1/4s, 5/9/53 (In default)(NON)	D/P	46,000	253
Ser. B, 6.15s, 11/15/49 (In default)(NON)	D/P	700,000	3,850
Ser. A, 6.05s, 11/15/46 (In default)(NON)	D/P	525,000	2,888
Ser. D, 6.05s, 11/15/46 (In default)(NON)	D/P	91,000	501
Ser. A, 5.15s, 11/15/27 (In default)(NON)	D/P	1,490,000	8,195

San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5 1/4s, 7/1/32	AA	1,415,000	1,509,536

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5s, 10/1/44	BBB+/F	1,000,000	1,038,910

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5 1/4s, 11/15/27	A-	1,000,000	1,057,380
5 1/4s, 11/15/22	A-	2,500,000	2,710,925

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/26	A-	5,000,000	5,702,450

TX Private Activity Surface Trans. Corp. Rev. Bonds (NTE Mobility), 6 7/8s, 12/31/39	Baa2	1,650,000	1,943,799

TX State G.O. Bonds, 5s, 4/1/44	Aaa	5,000,000	5,604,050

TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev. Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC Coll., GNMA Coll., FNMA Coll., 5.6s, 2/1/39	Aaa	519,108	540,397

TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines Co.), 7 3/8s, 10/1/20	A2	4,000,000	5,091,000

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/29	A3	2,475,000	2,680,895

TX State Trans. Comm. Rev. Bonds, 5s, 4/1/26 (Prerefunded 4/1/16)	Aaa	7,585,000	7,845,772

Victoria, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/24	Aaa	3,375,000	3,594,881

Victoria, Util. Syst. Rev. Bonds, AMBAC, U.S. Govt. Coll., 5s, 12/1/27 (Prerefunded 12/1/17)	AA-	3,960,000	4,322,221

			140,746,649
Utah (0.8%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.01s, 5/15/36	A-1+	5,905,000	5,905,000

Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,400,000	1,403,836

			7,308,836
Virginia (2.7%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A2	1,575,000	1,770,111

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (VA United Methodist Homes, Inc.)
5s, 6/1/25	BB+/P	410,000	435,773
5s, 6/1/23	BB+/P	445,000	478,259

Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929s, 8/23/27	AA	13,600,000	15,204,256

VA State Small Bus. Fin. Auth. Rev. Bonds (Express Lanes, LLC), 5s, 7/1/34	BBB-	1,200,000	1,259,568

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	6,100,000	7,065,447

			26,213,414
Washington (0.5%)

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), U.S. Govt. Coll., 7s, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,250,000	1,518,288
Ser. B, NATL, 5s, 2/15/27	AA-	1,930,000	2,052,208
(Central WA Hlth. Svcs. Assn.), 4s, 7/1/36	Baa1	1,620,000	1,533,929

			5,104,425
West Virginia (0.4%)

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	Baa3	2,500,000	2,608,100

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38	Baa1	1,000,000	1,088,970

			3,697,070
Wisconsin (1.0%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB	1,000,000	1,108,280

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	3,500,000	4,086,705

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(ProHealth Care, Inc.), 6 5/8s, 2/15/39 (Prerefunded 2/15/19)	A1	3,000,000	3,577,680
(Three Pillars Sr. Living), 5s, 8/15/28	A-/F	1,040,000	1,110,626

			9,883,291
Wyoming (0.8%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	3,000,000	3,468,210

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A
5 1/2s, 1/1/38	A2	2,800,000	3,055,757
5 1/2s, 1/1/33	A2	1,410,000	1,542,413

			8,066,380

Total municipal bonds and notes (cost $863,087,735)			$932,640,344

PREFERRED STOCKS (0.6%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, 5s cum. pfd.		3,600,000	$3,907,080

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		2,000,000	2,157,720

Total preferred stocks (cost $5,600,000)			$6,064,800

TOTAL INVESTMENTS

Total investments (cost $868,687,735)(b)			$938,705,144

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through June 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $955,717,317.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $2,648,480,608, resulting in gross unrealized appreciation and depreciation of $83,030,066 and $1,792,805,530, respectively, or net unrealized depreciation of $1,709,775,464.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	14.9%
	Utilities	14.5
	State debt	13.1
	Health care	13.0
	Prerefunded	11.2

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$932,631,308	$9,036
Preferred stocks	—	6,064,800	—

Totals by level	$—	$938,696,108	$9,036

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2015